MONOGENESIS CORPORATION
SEMI- ANNUAL REPORT TO SHAREHOLDERS




MONOGENESIS CORPORATION
UNAUDITED FINANCIAL STATEMENTS
For The Six Months Ending June 30, 1997



	MONOGENESIS CORPORATION

	STATEMENT OF ASSETS AND LIABILITIES

	June 30, 1997

ASSETS
	Investments in securities, at value-
		identified cost $6,153.85                                  	$ 63,025.00
	Cash                                                               52.44
	Organizations costs, net of accumulated
		amortization of $73,525.35					                                     -
                                                              	-----------
                        	Total assets                          	63,077.44
                                                              	-----------

LIABILITIES
	Accounts payable                                               	7,721.77
	Loans from shareholders                                          	136.60
                                                              	-----------

                        	Total liabilities	                      7,858.37
                                                              	-----------

NET ASSETS
	Net assets (equivalent to $26.94 per share
		based on 2,050 shares of capital stock
		outstanding) (Note 5)                                      	$ 55,219.07
	===========














The accompanying Notes to the Financial Statements are an integral part of this statement.









	MONOGENESIS CORPORATION

	STATEMENT OF OPERATIONS

	FOR THE SIX MONTHS ENDED JUNE 30, 1997


INVESTMENT INCOME
	Income
	     	Dividends							                                     $	      -
	     	Interest							                                             	-
	     	Other income						                                          	-
									                                                    	-----------

                       	Total income	                              	-
										                                                   ------------

EXPENSES
   	Officer salaries                                              	200.00
   	Professional fees                                           	9,822.83
	Custodian, transfer agent and distribution fees	                9,352.19
	Other administrative expenses                                  	1,326.74
										                                                    ------------
                       	Total expenses	                         20,701.76
									                                                    	------------
INVESTMENT INCOME-NET                                         	-20,701.76
										                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
		(Note 2)
    	Net realized gain on investments	                          38,020.51
	    Change in unrealized appreciation of
		       investment for the six months	                         56,565.90
										                                                    ------------
	Net gain on investments                                       	94,585.41
									                                                    	------------

NET INCREASE IN NET ASSETS RESULTING
     	FROM OPERATIONS                                        	$ 73,984.65

	                                                             ============





The accompanying Notes to the Financial Statements are an integral part of this statement.







	MONOGENESIS CORPORATION

	STATEMENT OF CASH FLOWS

	FOR THE SIX MONTHS ENDED JUNE 30, 1997


CASH FLOW FROM OPERATION ACTIVITIES
    	Net increase in net assets from operations 		             	$ 73,884.65
Adjustments to reconcile net (decrease) in net
	assets resulting from operations to net cash
	provided by operating activities
		        Increase in unrealized appreciation of
			             investment securities	                           -56,565.90
		        Decrease in accounts payable	                          -12,585.07
                                                               	------------
		              	Net cash provided by (used in)
				                   operating activities                       	4,733.68

CASH FLOWS FROM FINANCING ACTIVITIES			                               	-

CASH  FLOWS FROM INVESTING ACTIVITIES
    	Purchase of investments, net of
		        subsequent resales	                                     -6,152.85
										                                                      ------------

NET DECREASE IN CASH AND CASH EQUIVALENTS	                        -1,419.17

	    CASH BALANCE, BEGINNING OF YEAR                              	1,471.61
									                                                      	------------

CASH BALANCE, END OF PERIOD				                            	  $       52.44
                                                               	============





The accompanying Notes to the Financial Statements are an integral part of this statement.














	MONOGENESIS CORPORATION

	STATEMENT OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED JUNE 30, 1997


	INCREASE (DECREASE) IN NET ASSETS
		    FROM OPERATIONS
			        Investment income-net	                              $ -20,701.76
			        Net realized gain on investments	                      38,020.51
			        Change in unrealized appreciation	                     56,565.90
									                                                      	------------
			        Net increase in net assets
				             resulting from operations	                       73,884.65

	CAPITAL SHARE TRANSACTIONS	                                              0
										                                                      ------------
			        Net increase in net assets                            	73,884.65

	NET ASSETS
			       Beginning of the year	                                 -18,665.58
										                                                      ------------

		       	End of year	                                          $ 55,219.07

	                                                              ============







The accompanying Notes to the Financial Statements are an integral part of this statement.
























	MONOGENESIS CORPORATION

	INVESTMENTS IN SECURITIES

	JUNE 30, 1997



						                                        Number
						                                      of shares		        Value

COMMON STOCKS-100%

	Health Care-1%

	     PML, Inc.				                             350		     	  $   306.25

 Communications-99%

	     Exigent International, Inc.	          	27,750		         58,968.75

	     Exigent International, Inc.
	       warrants 1/30/2000			                15,000		          3,750.00
										                                                   -----------

										                                                   $63,025.00
										                                                    ==========






The accompanying Notes to the Financial Statements are an integral part of this statement.


















	MONOGENESIS CORPORATION

	NOTES TO FINANCIAL STATEMENTS

	JUNE 30, 1997




(1) SIGNIFICANT ACCOUNTING POLICIES

	  Monogenesis Corporation (the Company) is registered under the Investment Company Act of 1940 as a nondiversified management investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

	  Amortization- Organizational costs are amortized using the straight- line method over a sixty month period.

	  Accrual of expenses- It is the Company's policy to accrue items of expense recognized in the current period, but not paid until the subsequent period.

	  Security valuation-Investments in securities in ensuing public companies are originally valued at cost until such time as the securities are publicly traded. Securities traded on a national securities exchange or reported on the NASDAQ national market are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

	  Security transaction and investments income- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identifies cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

	  Federal income taxes- The Company does not qualify for the preferred tax treatment of dividends paid to stockholders afforded by Subchapter M of the Internal Revenue Code to most regulated investment companies. No provision for income taxes is required for this year as the net investment loss exceeded realized gain on sales of securities.













	MONOGENESIS CORPORATION

	NOTES TO FINANCIAL STATEMENTS

	JUNE 30, 1997



(2) INVESTMENT TRANSACTIONS

	  Purchases and sales of portfolio securities during the year were $7,250 and $39,117, respectively. Net income on investments for the six months ended June 30, 1997, was $94,586.41. That amount represents the net increase in value of the investments held during the period and actual gains realized on sales of investments. All investment decisions are made by the Company's President. Purchases, when they occur, are made from funds generated through additional contributions to Paid-In Capital.

(3) DIVIDENDS

	  The Company paid no dividends during the period. The Company only distributes property dividends of stock that it acquires in ensuing public companies. Such acquisitions of stock are made from Paid-In Capital;
 therefore, ensuing stock dividends are charged to Paid-In Capital.

(4) OFFICER/DIRECTOR COMPENSATION

	  The Company paid $200 in officer salaries during the period. No fees were paid to directors.

(5) CAPITAL SHARE TRANSACTIONS

	  As of June 30, 1997, there were 3,000 shares of $.01 par value stock authorized, 2,050 shares issued and outstanding, and Paid-In Capital aggregated $89,297.28.


















	MONOGENESIS CORPORATION

	SUPPLEMENTARY INFORMATION- STATEMENT OF CHANGES IN SURPLUS

	FOR THE SIX MONTHS ENDED JUNE 30, 1997



			                    COMMON	    PAID-IN		      ACCUMULATED
			                    STOCK	     CAPITAL		      DEFICIT           TOTAL

Balance at begin.
  of year		           $ 20.50	    $89,297.28		   $-108,288.61     $-18,970.83

Additional stock
  issued		               -								                                       -

Additional capital
  contributed			                     	-					                             -

Net income							                                   17,318.75       17,318.75
			                    -------	    ----------		   ------------     -----------

Balance at
  June 30, 1997	      $ 20.50	     $89,297.28     $ -90,969.86    $ -1,652.08

                      	=======     ===========     ============    ===========




























	MONOGENESIS CORPORATION

	SUPPLEMENTARY INFORMATION- SELECTED PER SHARE DATA AND RATIOS


						                          1997  			       1996			         1995

PER SHARE DATA
Investment income				          $  -			         $  -	           $ 11.20

Expenses					                   10.10		         19.03		           9.30
                               ______          ______           ______

Investment income-net			       -10.10		        -19.03		           1.90

Additional contributions			       -			           4.88		            .03
Distributions from
  investment income-net			        -			            -		               -
Net realized and unrealized
  gain (loss) on securities		   46.14		           .13		           -.02
Distributions from realized
  gains on securities			          -			             -			            -
                               ------          ------	          ------
Net increase/decrease in
  net asset value				           36.04		        -14.0		            1.91
Net asset value:
  Beginning of year			          -9.11		          4.91		           3.00


  End of year			              $ 26.93		      $  -9.11		      $    4.91
						                        =======		      ========		      =========

Per share market value,
  End of period				           $   -   			    $    -		        $     -
						                        =======		      ========		      =========

Total investment return			        -			            -	               -
						                        =======		      ========	       =========

RATIOS
  Ratio of expense to
   average net assets (%)			      -			            -        			    235

  Ratio of investment
   income-net to
   average net assets (%)			      -			            -			             48

  Portfolio turnover ratio		      -			            -			              -